Long-term Debt - Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	$ 2,581,876
Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	222,498
1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	1,109,307
More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	1,250,070
Unsecured Revolving Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	548,640
Unsecured Revolving Facility | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	0
Unsecured Revolving Facility | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	548,640
Unsecured Revolving Facility | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	0
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	1,874,427
Unsecured Senior Notes | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	150,000
Unsecured Senior Notes | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	474,713
Unsecured Senior Notes | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	1,249,713
Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	154,838
Conditional Sales Contracts | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	72,121
Conditional Sales Contracts | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	82,360
Conditional Sales Contracts | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	357
Other Long-term Debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	3,971
Other Long-term Debt | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	377
Other Long-term Debt | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	3,594
Other Long-term Debt | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	$ 0